Rental Income, Net (Details) - Schedule of Rental Income - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Leased Assets on a Straight Line Basis [Abstract]
Rental income	$ 411,962	$ 388,058	$ 416,692
Rental expense	(216,615)	(289,342)	(300,499)
Total rental income, net	$ 195,347	$ 98,716	$ 116,193